Income Tax	12 Months Ended
Dec. 31, 2021
Major Components Of Tax Expense Income [Abstract]
Income Tax

9. Income tax

Critical accounting estimates and judgements

Uncertain tax positions

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates and therefore subject to tax examination by various taxing authorities. In the normal course of business, the Company is subject to examination by local tax authorities in Switzerland, France, Brazil, the UK and the US. The Company is currently under examination in France for its 2018 and 2019 tax returns and is not aware of any additional issues under review that could result in significant payments, accruals or material deviation from its tax positions. There are no other tax examinations in progress.

The Company records tax liabilities or benefits for all years subject to examination based upon management’s evaluation of the facts, circumstances and information available at the reporting date. There is inherent uncertainty in quantifying income tax positions, especially considering the complex tax laws and regulations in each of the jurisdictions in which the Company operates.

Accounting policies

The Company is subject to taxes in different countries. Taxes and related fiscal assets and liabilities recognized in the Company’s consolidated financial statements reflect management’s best estimate of the outcome based on the facts known at the balance sheet date in each individual country. These facts may include but are not limited to change in tax laws and interpretation thereof in the various jurisdictions where the Company operates. They may have an impact on the income tax as well as the resulting income tax assets and liabilities. Any differences between tax estimates and final tax assessments are charged to the statement of income/loss in the period in which they are incurred. Taxes include current and deferred taxes on income as well as actual or potential withholding taxes on current and expected transfers of income from subsidiaries and tax adjustments relating to prior years. Income tax is recognized in the statement of income/loss, except to the extent that it relates to an item directly taken to other comprehensive income/loss or equity, in which case it is recognized against other comprehensive income/loss or equity, respectively.

Current income tax liabilities refer to the portion of the tax on the current year taxable profit (as determined according to the rules of the taxation authorities) and includes uncertain tax liabilities. The Company determines the taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates consistently with the tax treatment used or planned to be used in its income tax filings if the Company concludes it is probable that the taxation authority will accept an uncertain tax treatment.

Otherwise, the Company reflects the effect of uncertainty using either the most likely outcome or the expected value outcome, depending on which method the entity expects to better predict the resolution of the uncertainty.

Deferred taxes are based on the temporary differences that arise when taxation authorities recognize and measure assets and liabilities with rules that differ from the accounting policies of the Company’s consolidated financial statements. They also arise on temporary differences stemming from tax losses carried forward. Deferred taxes are measured at the rates of tax expected to prevail when the temporary differences reverse, subject to such rates being substantively enacted at the balance sheet date. Any changes of the tax rates are recognized in the statement of income/loss unless related to items directly recognized against other comprehensive income. Deferred tax liabilities are recognized on all taxable temporary differences excluding non-deductible goodwill. Deferred tax assets are recognized for unused tax losses, unused tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Future taxable profits are determined based on the reversal of relevant taxable temporary differences. If the amount of taxable temporary differences is insufficient to recognize a deferred tax asset in full, then future taxable profits, adjusted for reversals of existing temporary differences, are considered, on the basis of the business plans for individual subsidiaries in the Company. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized; such reductions are reversed when the probability of future taxable profits improves.

The tax impact of a transaction or item can be uncertain until a conclusion is reached with the relevant tax authority or through a legal process. The Company uses in-house tax experts when assessing uncertain tax positions and seeks the advice of external professional advisors where appropriate.

As of December 31, 2021, and 2020, the Company recorded a provision of $0.1 million and $0.2 million for unrecognized tax liabilities including interest and penalties. The Company records interest and penalties related to income tax amounts as a component of income tax expense.

Presentation of tax (expense) benefits

The following table presents the current and deferred tax (expense) benefits (in USD thousands):

	For the year ended December 31,
	2021	2020	2019
Current income tax expense
Current year	$—	$—	$(86)
Uncertain tax positions	(110)	(74)	(76)
Total current income tax expense	$(110)	$(74)	$(162)

Deferred income tax (expense) benefit
Origination and reversal of temporary differences	$(58)	$1,960	$—
Total deferred income tax (expense) benefit	$(58)	$1,960	$—

Total income tax (expense) benefit	$(168)	$1,886	$(162)

The following table presents the reconciliation of the expected tax expense to the tax expense report in the statement of loss (in USD thousands):

	For the year ended December 31,
	2021	2020	2019
Loss before tax	$(73,507)	$(41,225)	$(33,629)
Tax at Swiss statutory rate	9,907	5,541	4,519
Effect of tax rates in foreign jurisdictions	(218)	(177)	568
Tax effect of:
Unrecognized deferred tax assets	(9,077)	(3,276)	(5,110)
Income not subject to tax (expense not deductible for tax purposes)	(805)	41	(1)
Uncertain tax positions	(110)	(74)	(76)
Other	135	(169)	(62)
Income tax (expense)/benefit	$(168)	$1,886	$(162)

Movement in the deferred tax balances

During the year ended December 31, 2020, the Company recognized deferred tax assets for its foreign subsidiaries due to the implementation of intercompany transfer pricing arrangements that will assure realization of their respective deferred tax assets in each country. The following table presents the changes in the Company’s deferred tax assets and deferred tax liabilities (in USD thousands):

	Depreciation & amortization	Bad debt reserves	Accrued pension	ROU asset	Lease liability	Other	Net operating loss carryforward	Total
January 1, 2021	$288	$433	$35	$(311)	$301	$(10)	$1,378	$2,114
Recognized in profit or loss	(309)	(65)	12	(34)	331	38	(31)	(58)
Currency translation differences	(8)	(27)	(3)	(7)	(2)	68	(87)	(66)
December 31, 2021	$(29)	$341	$44	$(352)	$630	$96	$1,260	$1,990
Deferred tax assets	—	341	44	—	630	361	1,260	2,636
Deferred tax liabilities	(29)	—	—	(352)	—	(265)	—	(646)

	Depreciation & amortization	Bad debt reserves	Accrued pension	ROU asset	Lease liability	Other	Net operating loss carryforward	Total
January 1, 2020	$—	$—	$—	$—	$—	$—	$—	$—
Recognized in profit or loss	268	403	33	(289)	280	(17)	1,282	1,960
Recognized in OCI	—	—	7	—	—	—	—	7
Currency translation differences	20	30	(5)	(22)	21	7	96	147
December 31, 2020	$288	$433	$35	$(311)	$301	$(10)	$1,378	$2,114
Deferred tax assets	288	433	35	—	301	—	1,378	2,435
Deferred tax liabilities	—	—	—	(311)	—	(10)	—	(321)

Unrecognized deferred tax assets

As of December 31, 2021 and December 31, 2020, the Company recognized deferred tax assets to the extent that it was probable that they would be realized. The following table consists of the deferred tax assets that have not been recognized because it is not probable that there will be future taxable profits to use these benefits (in USD thousands):

	December 31,
	2021		2020
	Gross amount	Tax effect	Gross amount	Tax effect
Deductible temporary differences	$5,101	$729	$5,371	$722
Net operating loss carryforwards	202,394	28,597	141,896	20,616
Total	$207,495	$29,326	$147,267	$21,338

Net operating loss carryforwards

As of December 31, 2021 and December 31, 2020, the Company had various net operating loss (“NOL”) carryforwards in Switzerland, France, the UK, the US, and Brazil that are available to reduce future taxable income and income taxes, the majority of which will expire at various dates through 2027. As of December 31, 2021 and December 31, 2020, the Company had the following expiring amounts of unrecognized NOL carryforwards (in USD thousands):

	December 31,
	2021	2020
One year	$7,625	$3,262
Two years	12,170	7,265
Three years	16,482	12,170
Four years	15,772	16,482
Thereafter and unlimited	150,345	102,717
Net operating loss carryforwards	$202,394	$141,896

Future realization of the tax benefits of existing temporary differences and NOL carryforwards ultimately depends on the existence of sufficient taxable income within the carryforward period. As of December 31, 2021, the Company performed an evaluation to determine the likelihood of realization of these tax benefits. In assessing the realization of the deferred tax assets, the Company considered whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Company considered all available evidence, both positive and negative, which included the results of operations for the current and preceding years. The Company determined that it was not possible to reasonably quantify future taxable income and determined that it is not probable that all of the deferred tax assets will be realized in Switzerland but has recognized deferred tax assets in France, the UK, the US and Brazil.

Unrecognized deferred tax liability on retained earnings of subsidiaries

The Company does not provide for foreign income and withholding taxes, Swiss income taxes or tax benefits on the excess of the financial reporting basis over the tax basis of its investments in foreign subsidiaries to the extent that such amounts are indefinitely reinvested to support operations and continued growth plans outside of Switzerland. The Company reviews its plan to indefinitely reinvest on a periodic basis. In making its decision to indefinitely reinvest, the Company evaluates its plans of reinvestment, its ability to control repatriation and to mobilize funds without triggering basis differences, and the profitability of its Swiss operations and their cash requirements and the need, if any, to repatriate funds. If the assessment of the Company with respect to any earnings of its foreign subsidiaries’ changes, deferred Swiss income taxes, foreign income taxes, and foreign withholding taxes may have to be accrued. Based on its assessment, the Company plans to indefinitely reinvest any undistributed foreign earnings as at December 31, 2021. In addition, the determination of any unrecognized deferred tax liabilities for temporary differences related to the Company’s investment in foreign subsidiaries is not practicable.

During the years ended December 31, 2021 and 2020, only the Company’s French subsidiary had positive retained earnings, amounting to $6.1 million and $1.1 million, respectively.